FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of carrying amounts and estimated fair values of financial instruments

The carrying amounts and estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows at December 31, 2016 and December 31 2015:

		Fair Value Measurements at December 31, 2016 using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
Dollars in thousands	Carrying Value	Level 1	Level 2	Level 3	Balance
ASSETS
Cash and due from banks	$8,063	$8,063	$—	$—	$8,063
Interest earning deposits with banks	18,086	18,086	—	—	18,086
Certificate of deposits with banks	1,498	—	1,498	—	1,498
Securities available for sale	27,063	1,112	25,201	750	27,063
Net loans	305,099	—	—	305,714	305,714
Accrued interest receivable	945	—	945	—	945

LIABILITIES
Deposits	$318,665	$—	$311,464	$—	$311,464
Capital lease obligation	268	—	268	—	268
FHLB Advances	14,100	—	14,115	—	14,115
Long term subordinated debt	9,605	—	9,616	—	9,616
Accrued interest payable	287	—	287	—	287

		Fair Value Measurements at December 31, 2015 using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
Dollars in thousands	Carrying Value	Level 1	Level 2	Level 3	Balance
ASSETS
Cash and due from banks	$4,720	$4,720	$—	$—	$4,720
Interest earning deposits with banks	70	70	—	—	70
Certificate of deposits with banks	1,498	—	1,498	—	1,498
Federal funds sold	23	23	—	—	23
Securities available for sale	22,933	1,038	21,145	750	22,933
Net loans	288,639	—	—	292,345	292,345
Accrued interest receivable	986	—	986	—	986

LIABILITIES
Deposits	$284,794	$—	$277,308	$—	$277,308
Capital lease obligation	326	—	326	—	326
Federal funds purchased	2,355	2,355	—	—	2,355
FHLB Advances	13,000	—	13,031	—	13,031
Accrued interest payable	58	—	58	—	58

Schedule of assets and liabilities measured at fair value on recurring basis

The table below presents the recorded amount of assets and liabilities measured on a recurring basis.

	Total	Level 1	Level 2	Level 3
Dollars in thousands
December 31, 2016
U.S. Government and federal agency	$6,543	$—	$6,543	$—
Government sponsored enterprises *	18,658	—	18,658	—
Corporate debt securities	750	—	—	750
Equity securities	1,112	1,112	—	—
Total	$27,063	$1,112	$25,201	$750

December 31, 2015
U.S. Government and federal agency	$15,543	$—	$15,543	$—
Government sponsored enterprises *	5,602	—	5,602	—
Corporate debt securities	750	—	—	750
Equity securities	1,038	1,038	—	—
Total	$22,933	$1,038	$21,145	$750

* Such as FNMA, FHLMC and FHLB

Schedule of changes in amount of Level 3 assets measured on a recurring basis

The tables below present the changes during the years ended December 31, 2016 and December 31, 2015 in the amount of Level 3 assets measured on a recurring basis.

	December 31, 2016	December 31, 2015
Dollars in thousands
Balance, beginning of year	$750	$638
Additions	—	—
Change in valuation recognized in OCI	—	112
Balance, end of year	$750	$750

Schedule of impaired loans re-measured and reported at fair value

The following table presents impaired loans that were re-measured and reported at fair value through a specific valuation allowance allocation of the allowance for loan losses based upon the fair value of the underlying collateral or discounted cash flows at December 31, 2016 and December 31, 2015.

	December 31, 2016		December 31, 2015
Dollars in thousands	Level 2	Level 3	Level 2	Level 3
Carrying value of impaired loans before allocations	$—	$2,829	$—	$1,628
Specific valuation allowance allocations	—	(914)	—	(214)
Carrying value of impaired loans after allocations	$—	$1,915	$—	$1,414

Schedule of foreclosed assets re-measured and reported at fair value

The following table presents foreclosed assets that were re-measured and reported at fair value:

	December 31, 2016	December 31, 2015
Dollars in thousands
Foreclosed assets re-measured at initial recognition:
Carrying value of foreclosed assets prior to re-measurement	$229	$725
Charge-offs recognized in the allowance for loan losses	(1)	(16)
Fair value	$228	$709

Foreclosed assets re-measured subsequent to initial recognition:
Carrying value of foreclosed assets prior to re-measurement	$1,156	$1,570
Write-downs included in foreclosed asset expense, net	(373)	(285)
Fair value	$783	$1,285

Schedule of assets measured at fair value on nonrecurring basis

Assets measured at fair value on a nonrecurring basis are included in the table below.

	Total	Level 1	Level 2	Level 3
Dollars in thousands
December 31, 2016
Foreclosed assets	$1,011	$—	$—	$1,011
Impaired loans	1,915	—	—	1,915
Total	$2,926	$—	$—	$2,926

December 31, 2015
Foreclosed assets	$1,994	$—	$—	$1,994
Impaired loans	1,414	—	—	1,414
Total	$3,408	$—	$—	$3,408

Schedule of quantitative information about level 3 measurement

Quantitative Information About Level 3 Fair Value Measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Dollars in thousands
December 31, 2016
Impaired loans	$1,915	Discounted cash flows	Discount rate	4.25 – 6.50%	5.89%
Foreclosed assets	1,011	Discounted appraisals	Appraisal adjustments	15.11 – 60.47%	30.75%

December 31, 2015
Impaired loans	$168	Discounted appraisals	Appraisal adjustments	15.00%	15.00%
Impaired loans	1,246	Discounted cash flows	Discount rate	5.75 – 8.50%	7.24%
Foreclosed assets	1,994	Discounted appraisals	Appraisal adjustments	6.00% - 57.32%	17.32%